Stock-Based Compensation (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Estimated fair value at date of grant of options for common stock granted
Weighted-average grant date fair value of options for our common stock granted during the year	$ 7.02	$ 5.60	$ 12.83
Weighted-average assumptions:
Dividend yield	2.60%	1.60%	1.20%
Volatility	39.00%	60.80%	33.40%
Risk-free interest rate	3.00%	2.30%	3.50%
Expected life (years)	6.5	6.5	6.5